UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Item 1. Reports to Stockholders.

(a)

Overlay Shares ETFs

Overlay Shares Large Cap Equity ETF (OVL)

Overlay Shares Small Cap Equity ETF (OVS)

Overlay Shares Foreign Equity ETF (OVF)

Overlay Shares Hedged Large Cap Equity ETF (OVLH)

Overlay Shares Core Bond ETF (OVB)

Overlay Shares Short Term Bond ETF (OVT)

Overlay Shares Municipal Bond ETF (OVM)

ANNUAL REPORT

August 31, 2022

Overlay Shares ETFs

Table of Contents

Shareholder Letter (Unaudited)	2
Performance Overviews (Unaudited)	6
Schedules of Investments and Written Options	9
Overlay Shares Large Cap Equity ETF	9
Overlay Shares Small Cap Equity ETF	11
Overlay Shares Foreign Equity ETF	13
Overlay Shares Hedged Large Cap Equity ETF	15
Overlay Shares Core Bond ETF	16
Overlay Shares Short Term Bond ETF	18
Overlay Shares Municipal Bond ETF	20
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26
Overlay Shares Large Cap Equity ETF	26
Overlay Shares Small Cap Equity ETF	27
Overlay Shares Foreign Equity ETF	28
Overlay Shares Hedged Large Cap Equity ETF	29
Overlay Shares Core Bond ETF	30
Overlay Shares Short Term Bond ETF	31
Overlay Shares Municipal Bond ETF	32
Financial Highlights	34
Notes to Financial Statements	38
Report of Independent Registered Public Accounting Firm	51
Board Consideration and Approval of Advisory Agreement (Unaudited)	52
Shareholder Expense Example (Unaudited)	56
Review of Liquidity Risk Management Program (Unaudited)	58
Board of Trustees and Officers (Unaudited)	59
Supplemental Information (Unaudited)	61
Privacy Policy (Unaudited)	63

Overlay Shares ETFs

Shareholder Letter

August 31, 2022 (Unaudited)

The final 8 months of the fiscal year ended August 31, 2022 were extremely volatile across virtually all risk assets as heightened inflation fears drove sharp moves in interest rates, currencies and equity markets. Against this challenging backdrop, The Overlay Strategy that is designed to add incremental return to low-cost passive beta sources lost 2.48% in gross return for the year, causing the Funds to compare less favorably to their peers and respective benchmarks. Since the inception of the five original funds (OVL, OVS, OVF, OVB and OVM) on September 30, 2019, the Overlay Strategy has produced cumulative gross incremental return of 4.26%, or 1.44% on an annualized basis.

Fund and Benchmark Annualized Returns
Fund	Fiscal Year 09/01/2021 to 8/31/2022	Since Inception*
OVL NAV Returns	-14.53%	12.40%
OVL Market Price Returns	-14.41%	12.48%
S&P 500 Total Return Index	-11.23%	12.04%
OVS NAV Returns	-15.30%	9.79%
OVS Market Price Returns	-15.47%	9.81%
S&P SmallCap 600 Total Return Index	-12.12%	9.46%
OVF NAV Returns	-20.64%	-1.72%
OVF Market Price Returns	-20.53%	-1.68%
MSCI AC World Index ex USA Net Index (USD)	-19.52%	2.05%
OVB NAV Returns	-14.56%	-1.31%
OVB Market Price Returns	-14.82%	-1.32%
Bloomberg U.S. Aggregate Bond Index	-11.52%	-1.87%
OVM NAV Returns	-11.02%	0.06%
OVM Market Price Returns	-11.15%	0.04%
Bloomberg Municipal Bond Index	-8.63%	-0.58%
OVT NAV Returns	-9.39%	-4.19%
OVT Market Price Returns	-9.41%	-4.19%
Bloomberg U.S. 1-5 Year Bond Index	-6.19%	-3.54%
OVLH NAV Returns	-11.54%	1.54%
OVLH Market Price Returns	-11.47%	1.67%
S&P 500 Total Return Index	-11.23%	4.09%

Total Expense Ratio for all Funds 0.75%

*	Fund inception dates are 9/30/2019 for OVL, OVS, OVF, OVB, and OVM and 1/14/2021 for OVT and OVLH

You cannot invest directly in an index. Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 1-866-704-OVLS. Overlay Shares ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Total Returns are calculated using the daily 4:00pm EST net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Overlay Shares ETFs

Shareholder Letter

August 31, 2022 (Unaudited) (Continued)

Indexes are unmanaged and the returns shown do not reflect any management fees, transaction costs or expenses. One cannot invest directly in an index. Past performance does not guarantee future results.

The key themes during the course of the fiscal year were as follows:

1.

Inflation Concerns – While most investors expected above average inflation during the year, the pace of inflation and the aggressive reaction to it by the Fed via monetary tightening caused a decisive recalibration in risk assets, as investors tried to figure out where stock prices and interest rates should be given the inflation risk. The Federal Open Market Committee (“FOMC”) has made it clear that they plan on taking aggressive measures to curb inflation. As a result, interest rates spiked and yield curves inverted.

2.

Economic/Earnings Outlook – The sharp rise in borrowing costs created significant uncertainty around the economy (as higher rates impact spending power and creates more employment uncertainty) and earnings. Uncertainty around earnings increased due to a number of factors: 1) higher interest rates results in higher borrowing costs which reduces business investment; 2) higher rates also create a higher discount rate for which to value corporate earnings and thus stock prices (higher discount rates generally reduce company valuations); 3) higher input prices (energy, grain, etc.) puts a strain on corporate margins for companies that are unable to pass on cost increases; and 4) inventory issues created less predictability on sales.

3.

Tightening of Monetary Policy – Investors became very accustomed to (and perhaps dependent on) a very supportive monetary policy since the Great Financial Crisis. The “Fed put” was always in place to absorb and offset market stress. However, that put is clearly gone now as the FOMC is left with no real tools to combat a slowdown while inflation is still the primary concern.

4.

Bonds Failed as Ballast – Many investors count on bonds to serve as a portfolio stabilizer during times of stress. However, since the current volatility is in part caused by a spike in interest rates, bonds and stocks went down in tandem with many bonds facing double digit losses. In fact, during the fiscal year, the Bloomberg U.S. Aggregate Bond Index was down marginally more than the S&P 500 Index.

The Overlay Strategy

The returns of the Overlay Shares ETFs are based on a combination of the returns of passive index beta exposure and the return generated from our option writing strategy (the “Overlay”). As such, the Overlay is the only active component of the Funds and is managed the same way across all seven of the Overlay Shares. The Overlay aims to generate positive returns in a wide variety of markets but could experience short-term losses during times of market stress. As such, the strategy was designed with multiple layers of risk management to help mitigate losses during those environments. Our risk management process served the Overlay and the Funds well during the past 8 months as other option writing strategies took on meaningful losses. While we are satisfied that our risk controls did their job, the environment was quite poor for the Overlay, resulting in a gross loss of 2.48% for the Fiscal Year.

Overlay Shares Large Cap Equity ETF (OVL)

The underperformance of the Overlay Strategy led OVL (at NAV) to underperform the S&P 500 Total Return Index in the fiscal year, returning -14.53% compared to -11.23% for the index. This underperformance was driven solely by the losses in the Overlay. The portion of the Fund’s returns driven by the S&P 500 Index were hampered by extreme uncertainty caused by spiking inflation and higher interest rates. Since inception, the Fund is up 12.40% on an annualized basis versus 12.04% for the index due to the value added by the Overlay.

Overlay Shares Small Cap Equity ETF (OVS)

OVS (at NAV) posted negative returns for the fiscal year, -15.30% compared with -12.12% for the S&P SmallCap 600 Total Return Index. This underperformance was driven solely by the losses in the Overlay. While small cap stocks tend to perform worse than large stocks during times of stress, the SmallCap 600 Total Return Index underperformed the S&P 500 Index by less than 1%. Since inception, the Fund is up 9.79% on an annualized basis versus 9.46% for the index due to the value added by the Overlay.

Overlay Shares ETFs

Shareholder Letter

August 31, 2022 (Unaudited) (Continued)

Overlay Shares Foreign Equity ETF (OVF)

OVF (at NAV) underperformed the MSCI AC World Index ex USA Index for the fiscal year, returning -20.64% compared to -19.52%. While the Overlay contributed negatively to the Fund, the use of iShares MinVol factor versions of the MSCI EAFE Index (EFAV) and MSCI Emerging Markets Index (EEMV) generate modest outperformance as MinVol strategies are expected to outperform during times of stress. Since inception, the Fund is down -1.72% on an annualized basis versus a positive 2.05% for the index due to the longer-term underpormance on the MinVol factors.

Overlay Shares Core Bond ETF (OVB)

OVB (at NAV) underperformed the Bloomberg U.S. Aggregate Bond Index for the fiscal year, returning -14.56% compared to -11.52% for the index. During the year, bonds experienced periods of heightened volatility due to heightened interest rate volatility due to rapidly changing expectations around future inflation and significant changes in monetary policy. Since inception, the Fund is down -1.31% on an annualized basis versus -1.87% for the index due to the value added by the Overlay.

Overlay Shares Municipal Bond ETF (OVM)

OVM (at NAV) underperformed the Bloomberg Municipal Bond for the fiscal year, returning -11.02% compared to -8.63% for the index. This underperformance was driven solely by the losses in the Overlay. The underlying municipal bond ETF (iShares National Muni Bond ETF -MUB) outperformed corporate bonds as the tax equivalent yield of munis was more attractive than corporate bonds. Since inception, the Fund is up 0.06% on an annualized basis versus -0.58% for the index due to the value added by the Overlay.

Overlay Shares Short-Term Bond ETF (OVT)

During the fiscal year, OVT (at NAV) underperformed the Bloomberg U.S. 1-5 Year Bond Index, returning -9.39% compared to -6.19% for the index. This underperformance was driven solely by the losses in the Overlay. Given the lower duration of the bonds held, the underlying Vanguard Short-Term Corporate Bond ETF (VCSH) has less sensitivity to changes in interest rates, and as such the Fund experienced less volatility than iShares Core U.S. Aggregate Bond ETF (AGG) during this period. The Fund is designed to provide a competitive income stream to investors who are concerned about the risk of rising interest rates. Since inception, the Fund is down -4.19% compared to -3.54% for the index.

Overlay Shares Hedged Large Cap Equity ETF (OVLH)

During the fiscal year, OVLH (at NAV) slightly underperformed the S&P 500 Index, returning -11.54% compared to -11.23% for the index. The cost of the hedges and the negative returns generated by the Overlay prevented the Fund from performing better during the year. Since inception, the Fund is up 1.54% compared to 4.09% for the index.

Looking forward, the path for the next Fiscal Year will be highly dependent on the impact that inflation and higher interest rates have on the economy and corporate earnings. History has shown that all periods of market stress eventually end and are a healthy part of capital markets cycles. Furthermore, these periods usually lay the foundation for a compelling opportunity set for the Overlay Strategy for extended periods of time, leading us to be optimistic about the ability for the Strategy to add value over the coming years.

Risk Factors

The Funds invest in options that derive their performance from the performance of the S&P 500 Index. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The Funds’ use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option. The Fund may lose significantly more than the premiums it receives in highly volatile market conditions. OVS: Investments made in small-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. OVF: Investing in foreign securities may involve certain additional risks, exchange rate fluctuations, less

Overlay Shares ETFs

Shareholder Letter

August 31, 2022 (Unaudited) (Continued)

liquidity, greater volatility and less regulation. OVB and OVT: The Fund is subject to the same risks as the underlying bonds in the portfolio such as credit, call and interest rate risk. As interest rates rise the value of bond prices will decline. OVM: Funds that invest primarily in state-specific municipal obligations of issuers and therefore will be affected by economic, political or other events affecting municipal issuers.

The Funds will invest in short term put options which are financial derivatives that give buyers the right, but not the obligation, to sell (put) an underlying asset at an agreed-upon price and date. The Funds’ use of options may reduce the Funds’ ability to profit from increases in the value of the underlying asset. The Funds could experience a loss or increased volatility if its derivatives do not perform as anticipated or are not correlated with the performance of their underlying asset or if the Funds are unable to purchase or liquidate a position.

Overlay Shares ETFs

Performance Overviews

August 31, 2022 (Unaudited)

Hypothetical Growth of $10,000 Investment (Since Commencement through 8/31/2022)

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED AUGUST 31, 2022
Total Returns	1 Year	Since Commencement[1]
Overlay Shares Large Cap Equity ETF — NAV	-14.53%	12.40%
Overlay Shares Large Cap Equity ETF — Market	-14.41%	12.48%
S&P 500 Total Return Index	-11.23%	12.04%

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED AUGUST 31, 2022
Total Returns	1 Year	Since Commencement[1]
Overlay Shares Small Cap Equity ETF — NAV	-15.30%	9.79%
Overlay Shares Small Cap Equity ETF — Market	-15.47%	9.81%
S&P SmallCap 600 Total Return Index	-12.12%	9.46%

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED AUGUST 31, 2022
Total Returns	1 Year	Since Commencement[1]
Overlay Shares Foreign Equity ETF — NAV	-20.64%	-1.72%
Overlay Shares Foreign Equity ETF — Market	-20.53%	-1.68%
MSCI AC World Index ex USA Index	-19.52%	2.05%

Overlay Shares ETFs

Performance Overviews

August 31, 2022 (Unaudited) (Continued)

Hypothetical Growth of $10,000 Investment (Since Commencement through 8/31/2022)

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED AUGUST 31, 2022
Total Returns	1 Year	Since Commencement[2]
Overlay Shares Hedged Large Cap Equity ETF — NAV	-11.54%	1.54%
Overlay Shares Hedged Large Cap Equity ETF — Market	-11.47%	1.67%
S&P 500 Total Return Index	-11.23%	4.09%

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED AUGUST 31, 2022
Total Returns	1 Year	Since Commencement[1]
Overlay Shares Core Bond ETF — NAV	-14.56%	-1.31%
Overlay Shares Core Bond ETF — Market	-14.82%	-1.32%
Bloomberg U.S. Aggregate Bond Index	-11.52%	-1.87%

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED AUGUST 31, 2022
Total Returns	1 Year	Since Commencement[2]
Overlay Shares Short Term Bond ETF — NAV	-9.39%	-4.19%
Overlay Shares Short Term Bond ETF — Market	-9.41%	-4.19%
Bloomberg U.S. Corporate 1-5 Years Total Return Index	-6.19%	-3.54%

Overlay Shares ETFs

Performance Overviews

August 31, 2022 (Unaudited) (Continued)

Hypothetical Growth of $10,000 Investment (Since Commencement through 8/31/2022)

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED AUGUST 31, 2022
Total Returns	1 Year	Since Commencement[1]
Overlay Shares Municipal Bond ETF — NAV	-11.02%	0.06%
Overlay Shares Municipal Bond ETF — Market	-11.15%	0.04%
Bloomberg Municipal Bond Index	-8.63%	-0.58%
Bloomberg 1-15 Year Municipal Bond Index	-6.59%	-0.10%

[1]	The Fund commenced operations on September 30, 2019.

[2]	The Fund commenced operations on January 14, 2021.

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please call (866) 704-6857. You cannot invest directly in an index. Shares are bought and sold at market price (closing price), not net asset value (“NAV”), and are not individually redeemed from the Fund. Market performance is determined using the bid/ask midpoint at 4:00 p.m. Eastern time when the NAV is typically calculated. Brokerage commissions will reduce returns. Returns shown include the reinvestment of all dividends and distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Total Return Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value. The S&P SmallCap 600 Total Return Index seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The MSCI AC World Index ex USA Index captures large and mid-cap representation across 22 of 23 developed markets countries (excluding the U.S.) and 26 emerging markets countries. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investments grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS (agency and non-agency). The Bloomberg U.S. Corporate 1-5 Years Total Return Index measures the investment grade, fixed-rate, taxable corporate bond market with 1-5 year maturities. The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The Bloomberg 1-15 Year Municipal Bond index is the 1-15 year component of the Municipal Bond index, a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year.

Overlay Shares Large Cap Equity ETF

Schedule of Investments

August 31, 2022

	Shares	Value
INVESTMENT COMPANIES — 100.1%
Exchange Traded Funds — 100.1%
Vanguard S&P 500 ETF (a)(b)	686,322	$249,237,834
TOTAL EXCHANGE TRADED FUNDS (Cost $247,886,241)		249,237,834

MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class X, 2.05% (c)	1,557,034	1,557,034
TOTAL MONEY MARKET FUNDS (Cost $1,557,034)		1,557,034

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.3%
PURCHASED PUT OPTIONS — 0.3%
CBOE S&P 500 Index
Expiration: September 2022, Exercise Price: $3,780 (e)	57	23,085	$22,543,500
Expiration: September 2022, Exercise Price: $3,780 (e)	57	57,570	22,543,500
Expiration: September 2022, Exercise Price: $3,975 (e)	57	233,415	22,543,500
Expiration: September 2022, Exercise Price: $4,020 (e)	57	367,080	22,543,500
TOTAL PURCHASED OPTIONS (Cost $168,182)		681,150

TOTAL INVESTMENTS (Cost $249,611,457) — 101.0%		251,476,018
Liabilities in Excess of Other Assets — (1.0)%		(2,543,104)
TOTAL NET ASSETS — 100.0%		$248,932,914

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at
www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $106,550,026.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF

Schedule of Written Options

August 31, 2022

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.9)%
WRITTEN PUT OPTIONS — (0.9)%
CBOE S&P 500 Index
Expiration: September 2022, Exercise Price: $3,900	57	$133,380	$22,543,500
Expiration: September 2022, Exercise Price: $3,900	57	192,375	22,543,500
Expiration: September 2022, Exercise Price: $4,100	57	812,535	22,543,500
Expiration: September 2022, Exercise Price: $4,150	57	1,095,255	22,543,500
TOTAL WRITTEN OPTIONS (Premiums Received $544,763)		$2,233,545

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Schedule of Investments

August 31, 2022

	Shares	Value
INVESTMENT COMPANIES — 100.1%
Exchange Traded Funds — 100.1%
iShares Core S&P Small-Cap ETF (a)(b)	77,929	$7,574,699
TOTAL EXCHANGE TRADED FUNDS (Cost $8,117,967)		7,574,699

MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 2.05% (c)	27,126	27,126
TOTAL MONEY MARKET FUNDS (Cost $27,126)		27,126

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.3%
PURCHASED PUT OPTIONS — 0.3%
CBOE S&P 500 Index
Expiration: September 2022, Exercise Price: $3,780 (e)	2	810	$791,000
Expiration: September 2022, Exercise Price: $3,780 (e)	2	2,020	791,000
Expiration: September 2022, Exercise Price: $3,975 (e)	2	8,190	791,000
Expiration: September 2022, Exercise Price: $4,020 (e)	2	12,880	791,000
TOTAL PURCHASED OPTIONS (Cost $5,901)		23,900

Total Investments (Cost $8,150,994) — 100.8%		7,625,725
Liabilities in Excess of Other Assets — (0.8)%		(60,585)
TOTAL NET ASSETS — 100.0%		$7,565,140

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at
www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $2,860,499.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Schedule of Written Options

August 31, 2022

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.0)%
WRITTEN PUT OPTIONS — (1.0)%
CBOE S&P 500 Index
Expiration: September 2022, Exercise Price: $3,900	2	$4,680	$791,000
Expiration: September 2022, Exercise Price: $3,900	2	6,750	791,000
Expiration: September 2022, Exercise Price: $4,100	2	28,510	791,000
Expiration: September 2022, Exercise Price: $4,150	2	38,430	791,000
TOTAL WRITTEN OPTIONS (Premiums Received $19,115)		$78,370

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Schedule of Investments

August 31, 2022

	Shares	Value
INVESTMENT COMPANIES — 100.1%
Exchange Traded Funds — 100.1%
iShares MSCI EAFE Min Vol Factor ETF (a)(b)	142,552	$8,843,926
iShares MSCI Emerging Markets Min Vol Factor ETF (b)	40,417	2,213,235
TOTAL EXCHANGE TRADED FUNDS (Cost $12,858,328)		11,057,161

MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class X, 2.05% (c)	52,195	52,195
TOTAL MONEY MARKET FUNDS (Cost $52,195)		52,195

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.3%
PURCHASED PUT OPTIONS — 0.3%
CBOE S&P 500 Index
Expiration: September 2022, Exercise Price: $3,780 (e)	2	810	$791,000
Expiration: September 2022, Exercise Price: $3,780 (e)	2	2,020	791,000
Expiration: September 2022, Exercise Price: $3,975 (e)	3	12,285	1,186,500
Expiration: September 2022, Exercise Price: $4,020 (e)	3	19,320	1,186,500
TOTAL PURCHASED OPTIONS (Cost $7,056)		34,435

TOTAL INVESTMENTS (Cost $12,917,579) — 100.9%		11,143,791
Liabilities in Excess of Other Assets — (0.9)%		(97,920)
TOTAL NET ASSETS — 100.0%		$11,045,871

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at
www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $1,252,829.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Schedule of Written Options

August 31, 2022

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.0)%
WRITTEN PUT OPTIONS — (1.0)%
CBOE S&P 500 Index
Expiration: September 2022, Exercise Price: $3,900	2	$4,680	$791,000
Expiration: September 2022, Exercise Price: $3,900	2	6,750	791,000
Expiration: September 2022, Exercise Price: $4,100	3	42,765	1,186,500
Expiration: September 2022, Exercise Price: $4,150	3	57,645	1,186,500
TOTAL WRITTEN OPTIONS (Premiums Received $23,185)		$111,840

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Schedule of Investments

August 31, 2022

	Shares	Value
INVESTMENTS COMPANIES — 97.5%
Exchange Traded Funds — 97.5%
Vanguard S&P 500 ETF (a)(b)	70,235	$25,505,840
TOTAL EXCHANGE TRADED FUNDS (Cost $27,786,242)		25,505,840

MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class X, 2.05% (c)	142,555	142,555
TOTAL MONEY MARKET FUNDS (Cost $142,555)		142,555

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 6.2%
PURCHASED PUT OPTIONS — 6.2%
CBOE S&P 500 Index
Expiration: December 2022, Exercise Price: $3,900	15	255,600	$5,932,500
Expiration: January 2023, Exercise Price: $3,900	15	291,750	5,932,500
Expiration: March 2023, Exercise Price: $3,900	15	348,450	5,932,500
Expiration: June 2023, Exercise Price: $4,100	11	392,700	4,350,500
Expiration: December 2023, Exercise Price: $4,000	9	340,020	3,559,500
TOTAL PURCHASED OPTIONS (Cost $1,307,868)		1,628,520

Total Investments (Cost $29,236,665) — 104.2%		27,276,915
Liabilities in Excess of Other Assets — (4.2)%		(1,111,625)
TOTAL NET ASSETS — 100.0%		$26,165,290

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at
www.sec.gov.

(b)	All or portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $6,233,107.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Schedule of Investments

August 31, 2022

	Shares	Value
INVESTMENT COMPANIES — 100.1%
Exchanged Traded Funds — 100.1%
iShares Core U.S. Aggregate Bond ETF (a)(b)	642,641	$64,720,375
TOTAL EXCHANGE TRADED FUNDS (Cost $74,506,700)		64,720,375

MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class X, 2.05% (c)	310,729	310,729
TOTAL MONEY MARKET FUNDS (Cost $310,729)		310,729

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.3%
PURCHASED PUT OPTIONS — 0.3%
CBOE S&P 500 Index
Expiration: September 2022, Exercise Price: $3,780 (e)	14	5,670	$5,537,000
Expiration: September 2022, Exercise Price: $3,780 (e)	14	14,140	5,537,000
Expiration: September 2022, Exercise Price: $3,975 (e)	14	57,330	5,537,000
Expiration: September 2022, Exercise Price: $4,020 (e)	14	90,160	5,537,000
TOTAL PURCHASED OPTIONS (Cost $41,308)		167,300

TOTAL INVESTMENTS (Cost $74,858,737) — 100.9%		65,198,404
Liabilities in Excess of Other Assets — (0.9)%		(564,612)
TOTAL NET ASSETS — 100.0%		$64,633,792

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at
www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $48,717,858.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Schedule of Written Options

August 31, 2022

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.9)%
WRITTEN PUT OPTIONS — (0.9)%
CBOE S&P 500 Index
Expiration: September 2022, Exercise Price: $3,900	14	$32,760	$5,537,000
Expiration: September 2022, Exercise Price: $3,900	14	47,250	5,537,000
Expiration: September 2022, Exercise Price: $4,100	14	199,570	5,537,000
Expiration: September 2022, Exercise Price: $4,150	14	269,010	5,537,000
TOTAL WRITTEN OPTIONS (Premiums Received $133,802)		$548,590

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Schedule of Investments

August 31, 2022

	Shares	Value
INVESTMENTS COMPANIES — 100.1%
Exchanges Traded Funds — 100.1%
Vanguard Short-Term Corporate Bond ETF (a)(b)	765,087	$58,184,866
TOTAL EXCHANGE TRADED FUNDS (Cost $62,438,401)		58,184,866

MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class X, 2.05% (c)	378,764	378,764
TOTAL MONEY MARKET FUNDS (Cost $378,764)		378,764

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.3%
PURCHASED PUT OPTIONS — 0.3%
CBOE S&P 500 Index
Expiration: September 2022, Exercise Price: $3,780 (e)	13	5,265	$5,141,500
Expiration: September 2022, Exercise Price: $3,780 (e)	13	13,130	5,141,500
Expiration: September 2022, Exercise Price: $3,975 (e)	13	53,235	5,141,500
Expiration: September 2022, Exercise Price: $4,020 (e)	13	83,720	5,141,500
TOTAL PURCHASED OPTIONS (Cost $38,357)		155,350

Total Investments (Cost $62,855,522) — 101.0%		58,718,980
Liabilities in Excess of Other Assets — (1.0)%		(603,453)
TOTAL NET ASSETS — 100.0%		$58,115,527

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at
www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $16,390,068.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Schedule of Written Options

August 31, 2022

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.9)%
WRITTEN PUT OPTIONS — (0.9)%
CBOE S&P 500 Index
Expiration: September 2022, Exercise Price: $3,900	13	$30,420	$5,141,500
Expiration: September 2022, Exercise Price: $3,900	13	43,875	5,141,500
Expiration: September 2022, Exercise Price: $4,100	13	185,315	5,141,500
Expiration: September 2022, Exercise Price: $4,150	13	249,795	5,141,500
TOTAL WRITTEN OPTIONS (Premiums Received $124,244)		$509,405

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Schedule of Investments

August 31, 2022

	Shares	Value
INVESTMENT COMPANIES — 100.1%
Exchange Traded Funds — 100.1%
iShares National Muni Bond ETF (a)(b)	141,272	$14,938,101
TOTAL EXCHANGE TRADED FUNDS (Cost $16,104,724)		14,938,101

MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 2.05% (c)	49,271	49,271
TOTAL MONEY MARKET FUNDS (Cost $49,271)		49,271

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.3%
PURCHASED PUT OPTIONS — 0.3%
CBOE S&P 500 Index
Expiration: September 2022, Exercise Price: $3,780 (e)	3	1,215	$1,186,500
Expiration: September 2022, Exercise Price: $3,780 (e)	3	3,030	1,186,500
Expiration: September 2022, Exercise Price: $3,975 (e)	4	16,380	1,582,000
Expiration: September 2022, Exercise Price: $4,020 (e)	3	19,320	1,186,500
TOTAL PURCHASED OPTIONS (Cost $9,400)		39,945

Total Investments (Cost $16,163,395) — 100.7%		15,027,317
Liabilities in Excess of Other Assets — (0.7)%		(105,510)
TOTAL NET ASSETS — 100.0%		$14,921,807

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at
www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $8,352,614.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Schedule of Written Options

August 31, 2022

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.9)%
WRITTEN PUT OPTIONS — (0.9)%
CBOE S&P 500 Index
Expiration: September 2022, Exercise Price: $3,900	3	$7,020	$1,186,500
Expiration: September 2022, Exercise Price: $3,900	3	10,125	1,186,500
Expiration: September 2022, Exercise Price: $4,100	4	57,020	1,582,000
Expiration: September 2022, Exercise Price: $4,150	3	57,645	1,186,500
TOTAL WRITTEN OPTIONS (Premiums Received $30,903)		$131,810

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Assets and Liabilities

August 31, 2022

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Assets
Investments, at value(1)	$251,476,018	$7,625,725	$11,143,791	$27,276,915
Cash	—	—	10,081	—
Receivable for investment securities sold	1,789,584	51,092	76,965	—
Deposits at broker for options	—	—	—	—
Interest receivable	2,669	47	90	234
Total assets	253,268,271	7,676,864	11,230,927	27,277,149

Liabilities
Payable to Adviser	168,254	5,147	7,125	16,555
Written options, at value(2)	2,233,545	78,370	111,840	—
Payable to broker for options	815,943	8,493	26,798	1,095,134
Payable for investment securities purchased	1,111,515	19,515	39,015	—
Accrued broker commission expense	6,100	199	278	170
Total liabilities	4,335,357	111,724	185,056	1,111,859
Net Assets	$248,932,914	$7,565,140	$11,045,871	$26,165,290

Net Assets Consists of:
Paid-in capital	$257,047,095	$8,411,125	$13,264,809	$28,664,894
Total distributable earnings/(accumulated losses)	(8,114,181)	(845,985)	(2,218,938)	(2,499,604)
Net Assets	$248,932,914	$7,565,140	$11,045,871	$26,165,290

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,725,000	250,000	525,000	1,025,000
Net asset value, redemption price and offering price per share	$32.22	$30.26	$21.04	$25.53

(1) Cost of investments	$249,611,457	$8,150,994	$12,917,579	$29,236,665
(2) Premiums received	$544,763	$19,115	$23,185	$—

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Assets and Liabilities

August 31, 2022

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Assets
Investments, at value(1)	$65,198,404	$58,718,980	$15,027,317
Cash	276,804	27,414	14,717
Receivable for investment securities sold	297,808	298,861	65,792
Deposits at broker for options	—	—	14,332
Interest receivable	523	636	83
Total assets	65,773,539	59,045,891	15,122,241

Liabilities
Payable to Adviser	42,323	37,385	9,738
Written options, at value(2)	548,590	509,405	131,810
Payable to broker for options	274,101	148,087	—
Payable for investment securities purchased	273,015	234,015	58,515
Accrued broker commission expense	1,718	1,472	371
Total liabilities	1,139,747	930,364	200,434
Net Assets	$64,633,792	$58,115,527	$14,921,807

Net Assets Consists of:
Paid-in capital	$77,601,409	$63,973,759	$16,507,763
Total distributable earnings/(accumulated losses)	(12,967,617)	(5,858,232)	(1,585,956)
Net Assets	$64,633,792	$58,115,527	$14,921,807

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,000,000	2,650,000	675,000
Net asset value, redemption price and offering price per share	$21.54	$21.93	$22.11

(1) Cost of investments	$74,858,737	$62,855,522	$16,163,395
(2) Premiums received	$133,802	$124,244	$30,903

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Operations

For the Year Ended August 31, 2022

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Investment Income
Dividend income	$3,405,321	$113,333	$242,806	$290,789
Interest income	9,995	246	591	787
Total investment income	3,415,316	113,579	243,397	291,576

Expenses
Investment advisory fees	1,809,992	56,291	71,050	161,529
Interest expense	41,274	2,106	2,481	20,485
Total expenses	1,851,266	58,397	73,531	182,014
Net Investment Income	1,564,050	55,182	169,866	109,562

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	6,412,902	24,170	(184,618)	(96,229)
Purchased options	(1,060,232)	(43,124)	(48,604)	287,418
Written options	(4,791,159)	(137,673)	(186,049)	(485,458)
Net realized gain (loss)	561,511	(156,627)	(419,271)	(294,269)
Net change in unrealized appreciation/depreciation on:
Investments	(40,941,261)	(1,241,871)	(2,075,125)	(3,275,260)
Purchased options	541,961	19,053	28,433	407,076
Written options	(1,768,743)	(62,163)	(91,563)	(5,088)
Net change in unrealized appreciation/depreciation	(42,168,043)	(1,284,981)	(2,138,255)	(2,873,272)
Net realized and unrealized loss on investments	(41,606,532)	(1,441,608)	(2,557,526)	(3,167,541)
Net decrease in net assets from operations	$(40,042,482)	$(1,386,426)	$(2,387,660)	$(3,057,979)

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Operations

For the Year Ended August 31, 2022

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Investment Income
Dividend income	$2,203,236	$854,038	$239,368
Interest income	2,871	2,270	394
Total investment income	2,206,107	856,308	239,762

Expenses
Investment advisory fees	900,892	397,668	99,637
Interest expense	23,004	9,276	2,871
Total expenses	923,896	406,944	102,508
Net Investment Income	1,282,211	449,364	137,254

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(8,259,961)	(320,405)	(61,270)
Long-term capital gain distributions	—	106,768	—
Purchased options	(697,806)	(304,178)	(73,684)
Written options	(1,595,747)	(877,094)	(196,125)
Net realized gain (loss)	(10,553,514)	(1,394,909)	(331,079)
Net change in unrealized appreciation/depreciation on:
Investments	(10,992,195)	(4,139,869)	(1,317,176)
Purchased options	147,078	123,319	32,126
Written options	(472,942)	(402,607)	(105,268)
Net change in unrealized appreciation/depreciation	(11,318,059)	(4,419,157)	(1,390,318)
Net realized and unrealized loss on investments	(21,871,573)	(5,814,066)	(1,721,397)
Net decrease in net assets from operations	$(20,589,362)	$(5,364,702)	$(1,584,143)

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2022	Year Ended August 31, 2021
From Operations
Net investment income	$1,564,050	$961,195
Net realized gain (loss) on investments, purchased options and written options	561,511	12,785,117
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(42,168,043)	32,280,418
Net increase (decrease) in net assets resulting from operations	(40,042,482)	46,026,730

From Distributions
Distributable earnings	(4,899,550)	(5,264,196)
Return of capital	(4,561,257)	—
Total distributions	(9,460,807)	(5,264,196)

From Capital Share Transactions
Proceeds from shares sold	130,388,268	90,796,765
Cost of shares redeemed	(32,911,208)	(28,368,453)
Net increase (decrease) in net assets resulting from capital share transactions	97,477,060	62,428,312

Total Increase (Decrease) in Net Assets	47,973,771	103,190,846

Net Assets
Beginning of year	200,959,143	97,768,297
End of year	$248,932,914	$200,959,143

Changes in Shares Outstanding
Shares outstanding, beginning of year	5,125,000	3,250,000
Shares sold	3,550,000	2,725,000
Shares redeemed	(950,000)	(850,000)
Shares outstanding, end of year	7,725,000	5,125,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2022	Year Ended August 31, 2021
From Operations
Net investment income	$55,182	$11,618
Net realized gain (loss) on investments, purchased options and written options	(156,627)	711,404
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(1,284,981)	1,105,168
Net increase (decrease) in net assets resulting from operations	(1,386,426)	1,828,190

From Distributions
Distributable earnings	(128,647)	(135,610)
Return of capital	(169,944)	—
Total distributions	(298,591)	(135,610)

From Capital Share Transactions
Proceeds from shares sold	3,503,710	4,341,838
Cost of shares redeemed	(763,482)	(2,558,460)
Net increase (decrease) in net assets resulting from capital share transactions	2,740,228	1,783,378

Total Increase (Decrease) in Net Assets	1,055,211	3,475,958

Net Assets
Beginning of period	6,509,929	3,033,971
End of period	$7,565,140	$6,509,929

Changes in Shares Outstanding
Shares outstanding, beginning of period	175,000	125,000
Shares sold	100,000	125,000
Shares redeemed	(25,000)	(75,000)
Shares outstanding, end of period	250,000	175,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2022	Year Ended August 31, 2021
From Operations
Net investment income	$169,866	$65,331
Net realized gain (loss) on investments, purchased options and written options	(419,271)	178,901
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(2,138,255)	662,219
Net increase (decrease) in net assets resulting from operations	(2,387,660)	906,451

From Distributions
Distributable earnings	(215,661)	(206,437)
Return of capital	(255,800)	—
Total distributions	(471,461)	(206,437)

From Capital Share Transactions
Proceeds from shares sold	8,701,030	3,317,585
Cost of shares redeemed	(1,755,685)	(1,281,097)
Net increase (decrease) in net assets resulting from capital share transactions	6,945,345	2,036,488

Total Increase (Decrease) in Net Assets	4,086,224	2,736,502

Net Assets
Beginning of period	6,959,647	4,223,145
End of period	$11,045,871	$6,959,647

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,000	175,000
Shares sold	350,000	125,000
Shares redeemed	(75,000)	(50,000)
Shares outstanding, end of period	525,000	250,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2022	Period Ended August 31, 2021(1)
From Operations
Net investment income	$109,562	$11,666
Net realized gain (loss) on investments, purchased options and written options	(294,269)	172,525
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(2,873,272)	913,522
Net increase (decrease) in net assets resulting from operations	(3,057,979)	1,097,713

From Distributions
Distributable earnings	(83,054)	—
Total distributions	(83,054)	—

From Capital Share Transactions
Proceeds from shares sold	20,928,457	13,932,513
Cost of shares redeemed	(3,934,950)	(2,717,410)
Net increase (decrease) in net assets resulting from capital share transactions	16,993,507	11,215,103

Total Increase (Decrease) in Net Assets	13,852,474	12,312,816

Net Assets
Beginning of period	12,312,816	—
End of period	$26,165,290	$12,312,816

Changes in Shares Outstanding
Shares outstanding, beginning of period	425,000	—
Shares sold	750,000	525,000
Shares redeemed	(150,000)	(100,000)
Shares outstanding, end of period	1,025,000	425,000

(1)	The Fund commenced operations on January 14, 2021.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2022	Year Ended August 31, 2021
From Operations
Net investment income	$1,282,211	$1,298,972
Net realized gain (loss) on investments, purchased options and written options	(10,553,514)	5,138,123
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(11,318,059)	(2,600,881)
Net increase (decrease) in net assets resulting from operations	(20,589,362)	3,836,214

From Distributions
Distributable earnings	(3,776,862)	(4,741,382)
Return of capital	(2,233,575)	—
Total distributions	(6,010,437)	(4,741,382)

From Capital Share Transactions
Proceeds from shares sold	32,438,070	51,638,382
Cost of shares redeemed	(85,105,287)	(20,576,440)
Net increase (decrease) in net assets resulting from capital share transactions	(52,667,217)	31,061,942

Total Increase (Decrease) in Net Assets	(79,267,016)	30,156,774

Net Assets
Beginning of period	143,900,808	113,744,034
End of period	$64,633,792	$143,900,808

Changes in Shares Outstanding
Shares outstanding, beginning of period	5,450,000	4,275,000
Shares sold	1,300,000	1,975,000
Shares redeemed	(3,750,000)	(800,000)
Shares outstanding, end of period	3,000,000	5,450,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2022	Period Ended August 31, 2021(1)
From Operations
Net investment income	$449,364	$144,867
Net realized gain (loss) on investments, purchased options and written options	(1,394,909)	1,006,892
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(4,419,157)	(102,546)
Net increase (decrease) in net assets resulting from operations	(5,364,702)	1,049,213

From Distributions
Distributable earnings	(1,074,490)	(589,612)
Return of capital	(1,203,430)	—
Total distributions	(2,277,920)	(589,612)

From Capital Share Transactions
Proceeds from shares sold	25,602,308	45,039,500
Cost of shares redeemed	(2,216,510)	(3,126,750)
Net increase (decrease) in net assets resulting from capital share transactions	23,385,798	41,912,750

Total Increase (Decrease) in Net Assets	15,743,176	42,372,351

Net Assets
Beginning of period	42,372,351	—
End of period	$58,115,527	$42,372,351

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,675,000	—
Shares sold	1,075,000	1,800,000
Shares redeemed	(100,000)	(125,000)
Shares outstanding, end of period	2,650,000	1,675,000

(1)	The Fund commenced operations on January 14, 2021.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2022	Year Ended August 31, 2021
From Operations
Net investment income	$137,254	$267,951
Net realized gain (loss) on investments, purchased options and written options	(331,079)	1,014,241
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(1,390,318)	(183,689)
Net increase (decrease) in net assets resulting from operations	(1,584,143)	1,098,503

From Distributions
Distributable earnings	(557,933)	(823,491)
Return of capital	(239,175)	—
Total distributions	(797,108)	(823,491)

From Capital Share Transactions
Proceeds from shares sold	6,753,353	7,134,485
Cost of shares redeemed	(658,205)	(25,222,065)
Net increase (decrease) in net assets resulting from capital share transactions	6,095,148	(18,087,580)

Total Increase (Decrease) in Net Assets	3,713,897	(17,812,568)

Net Assets
Beginning of period	11,207,910	29,020,478
End of period	$14,921,807	$11,207,910

Changes in Shares Outstanding
Shares outstanding, beginning of period	425,000	1,125,000
Shares sold	275,000	275,000
Shares redeemed	(25,000)	(975,000)
Shares outstanding, end of period	675,000	425,000

The accompanying notes are an integral part of the financial statements.

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Overlay Shares ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income (Loss) from Investment Operations:				Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain (loss) on investments		Total from investment operations	From net investment income	From net realized gains
Overlay Shares Large Cap Equity ETF
For the year 09/01/2021 - 08/31/2022	$39.21	0.23	(5.74)		(5.51)	(0.30)	(0.57)
For the year 09/01/2020 - 08/31/2021	$30.08	0.22	10.16		10.38	(0.87)	(0.38)
For the period 09/30/2019(13) - 08/31/2020	$25.00	0.20	5.15		5.35	(0.23)	(0.04)
Overlay Shares Small Cap Equity ETF
For the year 09/01/2021 - 08/31/2022	$37.20	0.25	(5.77)		(5.52)	(0.34)	(0.34)
For the year 09/01/2020 - 08/31/2021	$24.27	0.08	13.83		13.91	(0.89)	(0.09)
For the period 09/30/2019(13) - 08/31/2020	$25.00	0.19	(0.68	)(14)	(0.49)	(0.18)	(0.06)
Overlay Shares Foreign Equity ETF
For the year 09/01/2021 - 08/31/2022	$27.84	0.44	(6.04)		(5.60)	(0.54)	(0.14)
For the year 09/01/2020 - 08/31/2021	$24.13	0.33	4.39		4.72	(1.01)	—
For the period 09/30/2019(13) - 08/31/2020	$25.00	0.73	(0.73	)(14)	0.00	(0.80)	(0.05)
Overlay Shares Hedged Large Cap Equity ETF
For the year 09/01/2021 - 08/31/2022	$28.97	0.14	(3.46)		(3.32)	(0.12)	—
For the period 01/14/2021(13) - 08/31/2021	$25.00	0.04	3.93		3.97	—	—

(1)	Per share net investment income was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Does not include income and expenses of investment companies in which the Fund invests.

(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(5)	Not annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(8)	Includes interest expense of 0.01%.

(9)	Includes interest expense of 0.02%.

(10)	Includes interest expense of 0.03%.

(11)	Includes interest expense of 0.06%.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)			Ratios/ Supplemental Data
Less Distributions Paid:								Ratios to Average Net Assets of:(2)(3)
From return of capital	Total distributions paid	Net Asset Value, End of Period	Total return, at NAV(4)(5)		Total return, at Market(4)(5)		Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(5)(6)

(0.61)	(1.48)	$32.22	(14.53)%		(14.41)%		$248,933	0.77	%(9)	0.65%	5%
—	(1.25)	$39.21	35.36%		34.77%		$200,959	0.77	%(9)	0.66%	6%
—	(0.27)	$30.08	21.62%		22.22%		$97,768	0.76	%(8)	0.85%	4%

(0.74)	(1.42)	$30.26	(15.30)%		(15.47)%		$7,565	0.78	%(10)	0.74%	5%
—	(0.98)	$37.20	58.12%		58.46%		$6,510	0.77	%(9)	0.25%	6%
—	(0.24)	$24.27	(1.93)%		(1.87)%		$3,034	0.76	%(8)	0.90%	6%

(0.52)	(1.20)	$21.04	(20.64)%		(20.53)%		$11,046	0.78	%(10)	1.79%	8%
—	(1.01)	$27.84	19.82%		20.24%		$6,960	0.77	%(9)	1.28%	10%
(0.02)	(0.87)	$24.13	(0.03)%		(0.41)%		$4,223	0.76	%(8)	3.42%	8%

—	(0.12)	$25.53	(11.54)%		(11.47)%		$26,165	0.85	%(12)	0.51%	24%
—	—	$28.97	15.89	%(7)	16.05	%(7)	$12,313	0.81	%(11)	0.26%	13%

(12)	Includes interest expense of 0.10%.

(13)	Inception Date.

(14)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income (Loss) from Investment Operations:			Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gains	From Return of Capital
Overlay Shares Core Bond ETF
For the year 09/01/2021 - 08/31/2022	$26.40	0.26	(3.99)	(3.73)	(0.23)	(0.43)	(0.47)
For the year 09/01/2020 - 08/31/2021	$26.61	0.27	0.52	0.79	(0.83)	(0.17)	—
For the period 09/30/2019(13) - 08/31/2020	$25.00	0.35	1.92	2.27	(0.62)	(0.04)	—
Overlay Shares Short Term Bond ETF
For the year 09/01/2021 - 08/31/2022	$25.30	0.20	(2.52)	(2.32)	(0.27)	(0.30)	(0.48)
For the period 01/14/2021(13) - 08/31/2021	$25.00	0.11	0.62	0.73	(0.43)	—	—
Overlay Shares Municipal Bond ETF
For the year 09/01/2021 - 08/31/2022	$26.37	0.25	(3.03)	(2.78)	(0.29)	(0.80)	(0.39)
For the year 09/01/2020 - 08/31/2021	$25.80	0.31	1.28	1.59	(0.87)	(0.15)	—
For the period 09/30/2019(13) - 08/31/2020	$25.00	0.32	1.14	1.46	(0.61)	(0.05)	—

(1)	Per share net investment income was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Does not include income and expenses of investment companies in which the Fund invests.

(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(5)	Not annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(8)	Includes interest expense of 0.01%.

(9)	Includes interest expense of 0.02%.

(10)	Includes interest expense of 0.03%.

(11)	Includes interest expense of 0.06%.

(12)	Includes interest expense of 0.10%.

(13)	Inception Date.

(14)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/ Supplemental Data
Less Distributions Paid:							Ratios to Average Net Assets of:(2)(3)
Total distributions paid	Net Asset Value, End of Period	Total return, at NAV(4)(5)		Total return, at Market(4)(5)		Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(5)(6)

(1.13)	$21.54	(14.56)%		(14.82)%		$64,634	0.77	%(9)	1.07%	6%
(1.00)	$26.40	3.13%		3.25%		$143,901	0.77	%(9)	1.03%	7%
(0.66)	$26.61	9.22%		9.38%		$113,744	0.76	%(8)	1.46%	5%

(1.05)	$21.93	(9.39)%		(9.41)%		$58,116	0.77	%(9)	0.85%	5%
(0.43)	$25.30	2.95	%(7)	2.96	%(7)	$42,372	0.77	%(9)	0.71%	3%

(1.48)	$22.11	(11.02)%		(11.15)%		$14,922	0.77	%(9)	1.03%	5%
(1.02)	$26.37	6.32%		6.60%		$11,208	0.77	%(9)	1.19%	7%
(0.66)	$25.80	5.92%		5.71%		$29,020	0.76	%(8)	1.38%	4%

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2022

1.	ORGANIZATION

Overlay Shares Large Cap Equity ETF (“OVL”), Overlay Shares Small Cap Equity ETF (“OVS”), Overlay Shares Foreign Equity ETF (“OVF”), Overlay Shares Hedged Large Cap Equity ETF (“OVLH”), Overlay Shares Core Bond ETF (“OVB”), Overlay Shares Short Term Bond ETF (“OVT”) and Overlay Shares Municipal Bond ETF (“OVM”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in one or more other ETFs that seek to obtain exposure based on the following:

Fund	Investment Objectives
OVL	U.S. large cap equity securities
OVS	U.S. small cap equity securities
OVF	Non-U.S. equity securities (from both developed and emerging markets)
OVLH	Hedged U.S. large cap equity securities
OVB	Investment grade, U.S. dollar-denominated, fixed-rate taxable bonds
OVT	Short-term, investment grade, U.S. dollar-denominated, fixed-rate taxable bonds with dollar-weighted average maturity of no more than three years with a maximum maturity of five years
OVM	Investment grade municipal bonds and below investment grade municipal bonds

The Funds may invest directly in the securities held by such ETFs and sell and purchase listed short-term put options to generate income to the Funds (the “Overlay Strategy”).

The Funds’ Overlay Strategy seeks to generate income for the Funds by utilizing a “put spread” consisting of the sale of exchange-listed short-term put options with a notional value (strike price times the value of the shares) up to 100% of each Fund’s net assets and the purchase of an identical number of short-term put options with a lower strike price. Each Fund seeks to generate income from the sale and purchase of put options with a lower strike price to hedge against a decline in the options’ underlying asset, the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2022 (Continued)

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2022 (Continued)

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at August 31, 2022, are as follows:

Overlay Shares Large Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$249,237,834	$—	$—	$249,237,834
Money Market Funds	1,557,034	—	—	1,557,034
Purchased Put Options	681,150	—	—	681,150
Total Investments - Assets	$251,476,018	$—	$—	$251,476,018
Other Financial Instruments - Liabilities:
Written Put Options	$2,233,545	$—	$—	$2,233,545

Overlay Shares Small Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$7,574,699	$—	$—	$7,574,699
Money Market Funds	27,126	—	—	27,126
Purchased Put Options	23,900	—	—	23,900
Total Investments - Assets	$7,625,725	$—	$—	$7,625,725
Other Financial Instruments - Liabilities:
Written Put Options	$78,370	$—	$—	$78,370

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2022 (Continued)

Overlay Shares Foreign Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$11,057,161	$—	$—	$11,057,161
Money Market Funds	52,195	—	—	52,195
Purchased Put Options	34,435	—	—	34,435
Total Investments - Assets	$11,143,791	$—	$—	$11,143,791
Other Financial Instruments - Liabilities:
Written Put Options	$111,840	$—	$—	$111,840

Overlay Shares Hedged Large Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$25,505,840	$—	$—	$25,505,840
Money Market Funds	142,555	—	—	142,555
Purchased Put Options	1,628,520	—	—	1,628,520
Total Investments - Assets	$27,276,915	$—	$—	$27,276,915

Overlay Shares Core Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$64,720,375	$—	$—	$64,720,375
Money Market Funds	310,729	—	—	310,729
Purchased Put Options	167,300	—	—	167,300
Total Investments - Assets	$65,198,404	$—	$—	$65,198,404
Other Financial Instruments - Liabilities:
Written Put Options	$548,590	$—	$—	$548,590

Overlay Shares Short Term Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$58,184,866	$—	$—	$58,184,866
Money Market Funds	378,764	—	—	378,764
Purchased Put Options	155,350	—	—	155,350
Total Investments - Assets	$58,718,980	$—	$—	$58,718,980
Other Financial Instruments - Liabilities:
Written Put Options	$509,405	$—	$—	$509,405

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2022 (Continued)

Overlay Shares Municipal Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$14,938,101	$—	$—	$14,938,101
Money Market Funds	49,271	—	—	49,271
Purchased Put Options	39,945	—	—	39,945
Total Investments - Assets	$15,027,317	$—	$—	$15,027,317
Other Financial Instruments - Liabilities:
Written Put Options	$131,810	$—	$—	$131,810

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds, except for OVLH, generally pay out dividends from net investment income, if any, quarterly. OVLH will distribute net investment income, if any, annually. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of August 31, 2022, the Funds’ fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2022 (Continued)

unrecognized tax benefits. As of August 31, 2022, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2022. At August 31, 2022, the Funds’ fiscal year end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

Derivatives

Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When a call option of which the Funds are the writer is exercised, the Funds will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Funds are the writer is exercised, the Funds will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of August 31, 2022, the Funds’ derivative instruments are not subject to a master netting arrangement.

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2022 (Continued)

Derivative Instruments

The average monthly value outstanding of purchased and written options during the year ended August 31, 2022, were as follows:

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Purchased Options	$389,272	$12,411	$17,377	$1,394,401
Written Options	(968,982)	(30,630)	(42,240)	(54,361)

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Purchased Options	$145,133	$89,452	$20,712
Written Options	(400,868)	(219,988)	(53,534)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of August 31, 2022:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Overlay Shares Large Cap Equity ETF	Purchased Options	$681,150	$—
	Written Options	—	2,233,545
Overlay Shares Small Cap Equity ETF	Purchased Options	23,900	—
	Written Options	—	78,370
Overlay Shares Foreign Equity ETF	Purchased Options	34,435	—
	Written Options	—	111,840
Overlay Shares Hedged Large Cap Equity ETF	Purchased Options	1,628,520	—
	Written Options	—	—
Overlay Shares Core Bond ETF	Purchased Options	167,300	—
	Written Options	—	548,590
Overlay Shares Short Term Bond ETF	Purchased Options	155,350	—
	Written Options	—	509,405
Overlay Shares Municipal Bond ETF	Purchased Options	39,945	—
	Written Options	—	131,810

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2022 (Continued)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended August 31, 2022:

		Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
Overlay Shares Large Cap Equity ETF	Equity Risk Contracts	$(1,060,232)	$(4,791,159)	$541,961	$(1,768,743)
Overlay Shares Small Cap Equity ETF	Equity Risk Contracts	(43,124)	(137,673)	19,053	(62,163)
Overlay Shares Foreign Equity ETF	Equity Risk Contracts	(48,604)	(186,049)	28,433	(91,563)
Overlay Shares Hedged Large Cap Equity ETF	Equity Risk Contracts	287,418	(485,458)	407,076	(5,088)
Overlay Shares Core Bond ETF	Equity Risk Contracts	(697,806)	(1,595,747)	147,078	(472,942)
Overlay Shares Short Term Bond ETF	Equity Risk Contracts	(304,178)	(877,094)	123,319	(402,607)
Overlay Shares Municipal Bond ETF	Equity Risk Contracts	(73,684)	(196,125)	32,126	(105,268)

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Liquid Strategies, LLC (“Liquid Strategies” or the “Adviser”). Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Liquid Strategies, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets. Liquid Strategies has agreed to pay all expenses of the Funds except the fee paid to Liquid Strategies under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2022 (Continued)

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. Effective May 2, 2022, the Creation Unit Transaction Fee charged by the Funds for each creation order is $300. Prior to this date, the Creation Unit Transaction Fee was $250.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2022 (Continued)

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Year Ended August 31, 2022
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Large Cap Equity ETF	$1,564,050	$—	$3,335,500	$4,561,257
Overlay Shares Small Cap Equity ETF	58,326	—	70,321	169,944
Overlay Shares Foreign Equity ETF	169,865	—	45,796	255,800
Overlay Shares Hedged Large Cap Equity ETF	83,054	—	—	—
Overlay Shares Core Bond ETF	1,282,210	—	2,494,652	2,233,575
Overlay Shares Short Term Bond ETF	486,699	—	587,791	1,203,430
Overlay Shares Municipal Bond ETF	525	136,729	420,679	239,175

	Year or Period Ended August 31, 2021
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Large Cap Equity ETF	$3,928,078	$—	$1,336,118	$—
Overlay Shares Small Cap Equity ETF	78,038	—	57,572	—
Overlay Shares Foreign Equity ETF	117,794	—	88,643	—
Overlay Shares Hedged Large Cap Equity ETF	—	—	—	—
Overlay Shares Core Bond ETF	3,080,791	—	1,660,591	—
Overlay Shares Short Term Bond ETF	555,524	—	34,088	—
Overlay Shares Municipal Bond ETF	316,819	267,374	239,298	—

(1)	Ordinary income includes short-term capital gains.

At August 31, 2022, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Federal Tax Cost of Investments*	$250,315,368	$8,139,652	$12,948,199	$29,509,099	$74,894,679	$62,645,049	$16,133,703
Gross Tax Unrealized Appreciation	$13,997,880	$117,433	$28,142	$393,667	$131,327	$121,946	$32,793
Gross Tax Unrealized Depreciation	(15,070,775)	(709,729)	(1,944,390)	(2,625,850)	(10,376,192)	(4,557,420)	(1,270,989)
Net Tax Unrealized Appreciation (Depreciation)	(1,072,895)	(592,296)	(1,916,248)	(2,232,183)	(10,244,865)	(4,435,474)	(1,238,196)
Undistributed Ordinary Income	—	—	—	38,174		—	—
Undistributed Tax-Exempt Income	—	—	—	—	—	—	—
Undistributed Long-Term Gains	—	—	—	15,057		—	—
Other Accumulated Gain (Loss)	(7,041,286)	(253,689)	(302,690)	(320,652)	(2,722,752)	(1,422,758)	(347,760)
Total Distributable Earnings / (Accumulated Losses)	$(8,114,181)	$(845,985)	$(2,218,938)	$(2,499,604)	$(12,967,617)	$(5,858,232)	$(1,585,956)

*	Includes written option premiums.

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2022 (Continued)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and Mark-to-Market of Section 1256 Contracts.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year.

At August 31, 2022, the Funds had carryforward losses and post-October losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short- Term Capital Loss Carryover	Indefinite Long- Term Capital Loss Carryover	Late-Year Losses	Post-October Losses
Overlay Shares Large Cap Equity ETF	$2,794,382	$4,246,904	$—	$—
Overlay Shares Small Cap Equity ETF	—	—	4,129	249,560
Overlay Shares Foreign Equity ETF	124,020	178,670		—
Overlay Shares Hedged Large Cap Equity ETF	—	—	—	—
Overlay Shares Core Bond ETF	1,047,766	1,674,986	—	—
Overlay Shares Short Term Bond ETF	—	—	—	1,422,758
Overlay Shares Municipal Bond ETF	141,990	205,770	—	—

During the year ended August 31, 2022, Overlay Shares Hedged Large Cap Equity ETF utilized capital losses carried forward of $122,953.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share, and primarily relate to redemptions in-kind. For the year ended August 31, 2022, the following table shows the reclassifications made:

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
Overlay Shares Large Cap Equity ETF	$(8,574,669)	$8,574,669
Overlay Shares Small Cap Equity ETF	(96,218)	96,218
Overlay Shares Foreign Equity ETF	83,082	(83,082)
Overlay Shares Hedged Large Cap Equity ETF	(168,211)	168,211
Overlay Shares Core Bond ETF	7,894,014	(7,894,014)
Overlay Shares Short Term Bond ETF	120,322	(120,322)
Overlay Shares Municipal Bond ETF	(10,352)	10,352

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2022 (Continued)

6.	INVESTMENT TRANSACTIONS

During the year ended August 31, 2022, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Overlay Shares Large Cap Equity ETF	$8,625,144	$—
Overlay Shares Small Cap Equity ETF	96,218	—
Overlay Shares Foreign Equity ETF	7,989	(78,419)
Overlay Shares Hedged Large Cap Equity ETF	168,389	—
Overlay Shares Core Bond ETF	57,047	(7,317,650)
Overlay Shares Short Term Bond ETF	483	(29,230)
Overlay Shares Municipal Bond ETF	10,352	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended August 31, 2022, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Overlay Shares Large Cap Equity ETF	$11,504,208	$25,899,622	$130,402,304	$32,801,158
Overlay Shares Small Cap Equity ETF	393,604	838,077	3,499,880	758,218
Overlay Shares Foreign Equity ETF	799,089	1,367,096	8,695,837	1,754,271
Overlay Shares Hedged Large Cap Equity ETF	8,236,603	5,279,860	17,537,501	3,899,822
Overlay Shares Core Bond ETF	6,620,142	13,530,888	32,391,947	85,100,306
Overlay Shares Short Term Bond ETF	2,632,859	5,633,803	25,591,613	2,214,657
Overlay Shares Municipal Bond ETF	668,334	1,613,286	6,734,730	657,792

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

A complete description of principal risks is included in the Funds’ prospectuses under the heading ‘’Principal Investment Risks’’.

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2022 (Continued)

8.	SUBSEQUENT EVENTS

On October 6, 2022, the following Funds paid a distribution to shareholders of record on October 5, 2022, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Overlay Shares Large Cap Equity ETF	$0.27	$2,095,995
Overlay Shares Small Cap Equity ETF	0.27	68,352
Overlay Shares Foreign Equity ETF	0.09	49,743
Overlay Shares Core Bond ETF	0.24	668,806
Overlay Shares Short Term Bond ETF	0.22	586,883
Overlay Shares Municipal Bond ETF	0.23	153,662

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Overlay Shares ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Overlay Shares Large Cap Equity ETF, Overlay Shares Small Cap Equity ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Hedged Large Cap Equity ETF, Overlay Shares Core Bond ETF, Overlay Shares Short Term Bond ETF, and Overlay Shares Municipal Bond ETF and Board of Trustees of Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of Overlay Shares Large Cap Equity ETF, Overlay Shares Small Cap Equity ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Hedged Large Cap Equity ETF, Overlay Shares Core Bond ETF, Overlay Shares Short Term Bond ETF, and Overlay Shares Municipal Bond ETF (the “Funds”), each a series of Listed Funds Trust, as of August 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of August 31, 2022, the results of their operations , the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Overlay Shares Large Cap Equity ETF, Overlay Shares Small Cap Equity ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Core Bond ETF, and Overlay Shares Municipal Bond ETF	For the year ended August 31, 2022	For the years ended August 31, 2022 and 2021	For the years ended August 31, 2022 and 2021 and for the period from September 30, 2019 (commencement of operations) through August 31, 2020
Overlay Shares Hedged Large Cap Equity ETF and Overlay Shares Short Term Bond ETF	For the year ended August 31, 2022	For the year ended August 31, 2022 and for the period from January 14, 2021 (commencement of operations) through August 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD. Cleveland, Ohio October 28, 2022

Overlay Shares ETFs

Board Consideration and Approval of Advisory Agreement

August 31, 2022 (Unaudited)

At a meeting held on June 15-16, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Advisory Agreement”) between Liquid Strategies, LLC (the “Adviser”) and the Trust, on behalf of Overlay Shares Large Cap Equity ETF, Overlay Shares Small Cap Equity ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Core Bond ETF, Overlay Shares Municipal Bond ETF, Overlay Shares Hedged Large Cap Equity ETF, and Overlay Shares Short Term Bond ETF (each, a “Fund” and collectively, the “Funds”).

Pursuant to Section 15 of the 1940 Act, the continuation of the Advisory Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of a Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from and reviewed a wide variety of information provided by the Adviser.

In addition to the written materials provided to the Board in advance of the Meeting, a representative from the Adviser provided the Board with an overview, during the Meeting, of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act. The Board also considered the information conveyed during the Adviser’s oral presentation and information provided over the course of the prior year. The Board deliberated on the approval of the Agreement for an additional one-year period in light of this information. Throughout the process, the Board were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangements and the Independent Trustees’ responsibilities relating thereto.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its respective Fund shareholders; (vi) any benefits derived by the Adviser from the relationship with each Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the Advisory Arrangement and the renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Advisory Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser and the investment management services it has provided to the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form on Form ADV, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

In addition to the Adviser’s responsibilities with respect to implementing the Funds’ investment programs, the Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as an actively managed fund. The Board further considered the information provided by the Adviser with respect to the ongoing impact of the COVID-19 pandemic on the Adviser’s operations.

Overlay Shares ETFs

Board Consideration and Approval of Advisory Agreement

August 31, 2022 (Unaudited) (Continued)

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for period ended March 31, 2022, unless otherwise noted.

Overlay Shares Large Cap Equity ETF: The Board noted that, for the one-year and since inception periods, the Fund outperformed the S&P 500 Total Return Index, before fees and expenses. The Board also noted that, for the one-year period as of April 30, 2022, the Fund slightly underperformed the median for funds in the universe of Large Blend ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to the most direct competitors as identified by the Adviser which are actively managed that seek to add incremental income above a passive benchmark (the “Selected Peer Group”). The Board noted that, for the one-year period, the Fund outperformed the Selected Peer Group.

Overlay Shares Small Cap Equity ETF: The Board noted that, for the one-year and since inception periods, the Fund outperformed the S&P 500 SmallCap 600 Total Return Index, before fees and expenses. The Board also noted that, for the one-year period as of April 30, 2022, the Fund underperformed the median for funds in the universe of Small Blend ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to the most direct competitors as identified by the Adviser which are actively managed US Small Cap ETFs (the “Selected Peer Group”). The Adviser noted, however, it does not believe competitors exist that implement a similar investment strategy with respect to US small cap stocks as the Fund. The Board noted that, for the one-year period, the Fund performed within the range of returns of the Selected Peer Group.

Overlay Shares Foreign Equity ETF: The Board noted that, for the one-year period, the Fund outperformed the MSCI AC World Index ex USA Net (the “Benchmark”), before fees and expenses, and the Fund underperformed the Benchmark for the since inception period. The Board also noted that, for the one-year period as of April 30, 2022, the Fund outperformed the median for funds in the universe of Foreign Large Blend ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to the most direct competitors as identified by the Adviser which are actively managed International Equity ETFs (the “Selected Peer Group”). The Adviser noted, however, it does not believe competitors exist that implement a similar investment strategy with respect to international equities as the Fund. The Board noted that, for the one-year period, the Fund performed within the range of returns of the Selected Peer Group.

Overlay Shares Core Bond ETF: The Board noted that, for the one-year and since inception periods, the Fund outperformed the Bloomberg US Aggregate Bond Index, before fees and expenses. The Board also noted that, for the one-year period as of April 30, 2022, the Fund slightly underperformed the median for funds in the universe of Core Bond ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to the most direct competitors as identified by the Adviser which are actively managed US Aggregate Bond ETFs (the “Selected Peer Group”). The Adviser noted, however, it does not believe competitors exist that implement a similar investment strategy with respect to investment grade aggregate bonds as the Fund. The Board noted that, for the one-year period, the Fund outperformed the Selected Peer Group.

Overlay Shares Municipal Bond ETF: The Board noted that, for the one-year and since inception periods, the Fund outperformed the Bloomberg Municipal Bond Index, before fees and expenses. The Board also noted that, for the one-year period as of April 30, 2022, the Fund underperformed the median for funds in the universe of Muni National Intermediate ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to the most direct competitors as identified by the Adviser which are actively managed Municipal Bond ETFs (the “Selected Peer Group”). The Adviser has not identified competitors that have a similar investment strategy has the Fund. The Board noted that, for the one-year period, the Fund outperformed the Selected Peer Group.

Overlay Shares ETFs

Board Consideration and Approval of Advisory Agreement

August 31, 2022 (Unaudited) (Continued)

Overlay Shares Hedged Large Cap Equity ETF: The Board noted that, for the one-year and since inception periods, the Fund underperformed the S&P 500 Total Return Index, before fees and expenses. The Board also noted that, for the one-year period as of April 30, 2022, the Fund underperformed the median for funds in the universe of Large Blend ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to the most direct competitors as identified by the Adviser which have actively managed investment strategies designed to provide equity exposure while mitigating downside risk through hedging strategies (the “Selected Peer Group”). The Board noted that, for the one-year period, the Fund outperformed the Selected Peer Group.

Overlay Shares Short Term Bond ETF: The Board noted that, for the one-year and since inception periods, the Fund outperformed the Bloomberg US Corporate 1-5 years Index, before fees and expenses. The Board also noted that, for the one-year period as of April 30, 2022, the Fund underperformed the median for funds in the universe of Short-Term Bond ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to the most direct competitors as identified by the Adviser which are actively managed US Short Term Corporate Bond ETFs (the “Selected Peer Group”). The Adviser noted, however, it does not believe competitors exist that implement a similar investment strategy with respect to short term corporate bonds as the Fund. The Board noted that, for the one-year period, the Fund performed within in the range of returns of the Selected Peer Group.

Cost of Services Provided and Profitability. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Group as follows:

Overlay Shares Large Cap Equity ETF: The Board noted that the expense ratio for the Fund, which consists entirely of the “unified fee” described below, was higher than the median of its Category Peer Group, but within the range of expense ratios for the Category Peer Group. The Board further noted that the Fund’s expense ratio was within the range of expense ratios for the Selected Peer Group.

Overlay Shares Small Cap Equity ETF: The Board noted that the expense ratio for the Fund, which consists entirely of the “unified fee” described below, was slightly lower than the median of its Category Peer Group, but within the range of expense ratios for the Selected Peer Group.

Overlay Shares Foreign Equity ETF: The Board noted that the expense ratio for the Fund, which consists entirely of the “unified fee” described below, was significantly higher than the median of its Category Peer Group. The Board also noted that, because the Category Peer Group included actively-managed funds of large fund complexes where economies of scale are more easily attainable, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board further noted that the Fund’s expense ratio was also higher than expense ratios for the Selected Peer Group, which also included large fund complexes where economies of scale are more easily attainable.

Overlay Shares Core Bond ETF: The Board noted that the expense ratio for the Fund, which consists entirely of the “unified fee” described below, was significantly higher than the median of its Category Peer Group. The Board also noted that, because the Category Peer Group included actively-managed funds of large fund complexes where economies of scale are more easily attainable, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board further noted that the Fund’s expense ratio was also higher than expense ratios for the Selected Peer Group, which also included large fund complexes where economies of scale are more easily attainable.

Overlay Shares Municipal Bond ETF: The Board noted that the expense ratio for the Fund, which consists entirely of the “unified fee” described below, was significantly higher than the median of its Category Peer Group, but within the range of expense ratios for the Category Peer Group. The Board also noted that, because the Category Peer Group included actively-managed funds of large fund complexes where economies of scale are more easily attainable, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board further noted that the Fund’s expense ratio was also higher than expense ratios for the Selected Peer Group, which also included large fund complexes where economies of scale are more easily attainable.

Overlay Shares ETFs

Board Consideration and Approval of Advisory Agreement

August 31, 2022 (Unaudited) (Continued)

Overlay Shares Hedged Large Cap Equity ETF: The Board noted that the expense ratio for the Fund, which consists entirely of the “unified fee” described below, was higher than the median of its Category Peer Group, but within the range of expense ratios for the Category Peer Group. The Board further noted that the Fund’s expense ratio was within the range of expense ratios for the Selected Peer Group.

Overlay Shares Short Term Bond ETF: The Board noted that the expense ratio for the Fund, which consists entirely of the “unified fee” described below, was significantly higher than the median of its Category Peer Group. The Board also noted that, because the Category Peer Group included actively-managed funds of large fund complexes where economies of scale are more easily attainable, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board further noted that the Fund’s expense ratio was also higher than expense ratios for the Selected Peer Group, which also included large fund complexes where economies of scale are more easily attainable.

With respect to each Fund, the Board took into consideration that the Adviser charges a “unitary fee,” meaning each Fund pays no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b 1 under the 1940 Act. The Board noted that the Adviser continued to be responsible for compensating the Funds’ other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with each Fund, taking into account analyses of the Adviser’s profitability with respect to each Fund.

Economies of Scale. The Board noted that it is not yet evident that the Funds have reached the size at which they have begun to realize economies of scale, but acknowledged that breakpoints might be warranted if the Funds’ assets continue to grow. However, the Board further determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with each Fund’s respective shareholders. The Board stated that it would monitor fees as each Fund grows and consider whether fee breakpoints may be warranted in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the Advisory Agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Overlay Shares ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (March 1, 2022 to August 31, 2022).

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Overlay Shares ETFs

Shareholder Expense Example

(Unaudited) (Continued)

	Beginning Account Value 3/1/21	Ending Account Value 8/31/22	Annualized Expense Ratios	Expenses Paid During the Period(1)
Overlay Shares Large Cap Equity ETF
Actual	$ 1,000.00	$ 891.80	0.77%	$ 3.67
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.32	0.77%	$ 3.92
Overlay Shares Small Cap Equity ETF
Actual	$ 1,000.00	$ 887.60	0.77%	$ 3.66
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.32	0.77%	$ 3.92
Overlay Shares Foreign Equity ETF
Actual	$ 1,000.00	$ 860.40	0.77%	$ 3.61
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.32	0.77%	$ 3.92
Overlay Shares Hedged Large Cap Equity ETF
Actual	$ 1,000.00	$ 922.30	0.83%	$ 4.02
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.02	0.83%	$ 4.23
Overlay Shares Core Bond ETF
Actual	$ 1,000.00	$ 903.70	0.77%	$ 3.69
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.32	0.77%	$ 3.92
Overlay Shares Short Term Bond ETF
Actual	$ 1,000.00	$ 944.60	0.77%	$ 3.77
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.32	0.77%	$ 3.92
Overlay Shares Municipal Bond ETF
Actual	$ 1,000.00	$ 930.10	0.77%	$ 3.75
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.32	0.77%	$ 3.92

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

Overlay Shares ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Overlay Shares ETFs

Board of Trustees and Officers

August 31, 2022 (Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers, and is available, without charge upon request by calling 1-866-704-6857, or by visiting the Fund’s website at www.overlayshares.com.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John L. Jacobs Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017	Chairman of Alerian, Inc. (since June 2018); Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Executive Director of Center for Financial Markets and Policy (2016–2022); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (2015–2022); Senior Advisor, Nasdaq OMX Group (2015–2016); Executive Vice President, Nasdaq OMX Group (2013–2015)	52

Independent Trustee, SHP ETF Trust (since 2021) (2 portfolios); Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (1 portfolio); Independent Trustee, Horizons ETF Trust I (2015-2019).

Koji Felton Year of birth: 1961	Trustee	Indefinite term; since 2019	Retired; formerly Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015); Counsel, Dechert LLP (law firm) (2011–2013)	52	Independent Trustee, Series Portfolios Trust (since 2015) (10 portfolios).
Pamela H. Conroy Year of birth: 1961	Trustee and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008)	52	Independent Trustee, Frontier Funds, Inc. (since 2020) (6 portfolios).
Interested Trustee
Paul R. Fearday, CPA* Year of birth: 1979	Trustee and Chairman	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2008)	52	None.

*

This Trustee is considered an “Interested Trustee” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, d/b/a U.S. Bank Global Fund Services and U.S. Bank N.A., which provide fund accounting, administration, transfer agency and custodian services to the Fund.

Overlay Shares ETFs

Board of Trustees and Officers

August 31, 2022 (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Gregory Bakken Year of birth: 1983	President and Principal Executive Officer	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2006).
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005).
Kacie G. Briody Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021).
Kent Barnes Year of birth: 1968	Secretary	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2018); Chief Compliance Officer, Rafferty Asset Management, LLC (2016 to 2018); Vice President, U.S. Bancorp Fund Services, LLC (2007 to 2016).
Christi C. James Year of birth: 1974	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, July 2022

Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Principal Consultant, ACA Group (2021 to 2022); Lead Manager, Communications Compliance, T. Rowe Price Investment Services, Inc. (2018 to 2021); Compliance & Legal Manager, CR Group LP (2017 to 2018).

Joshua J. Hinderliter Year of birth: 1983	Assistant Secretary	Indefinite term, May 2022	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016 to 2022).

Overlay Shares ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-866-704-6857, or by visiting the Funds’ website at www.overlayshares.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-704-6857. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-704-6857 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.overlayshares.com.

TAX INFORMATION

For the fiscal period ended August 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended 8/31/22, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Overlay Large Cap Equity ETF	100.00%
Overlay Small Cap Equity	100.00%
Overlay Foreign Equity ETF	100.00%
Overlay Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	0.00%
Overlay Short Term Bond ETF	0.00%
Overlay Municipal Bond ETF	0.00%

Overlay Shares ETFs

Supplemental Information

(Unaudited) (Continued)

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2022 was as follows:

Overlay Shares Large Cap Equity ETF	0.00%
Overlay Shares Small Cap Equity ETF	0.00%
Overlay Shares Foreign Equity ETF	0.00%
Overlay Shares Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	0.00%
Overlay Shares Short Term Bond ETF	0.00%
Overlay Shares Municipal Bond ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows (unaudited).

Overlay Large Cap Equity ETF	0.00%
Overlay Small Cap Equity	1.60%
Overlay Foreign Equity ETF	0.00%
Overlay Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	0.00%
Overlay Short Term Bond ETF	0.00%
Overlay Municipal Bond ETF	0.00%

For the fiscal year ended August 31, 2022, the Overlay Shares Foreign Equity ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Overlay Shares Foreign Equity ETF	$169,866	$9,209

Overlay Shares ETFs

Privacy Policy

August 31, 2022

We are committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser:

Liquid Strategies, LLC

3550 Lenox Road, Suite 2550

Atlanta, GA 30326

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC

d/b/a U.S. Bank Global Fund Services

615 E. Michigan St.

Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 08/31/2022	FYE 08/31/2021
Audit Fees	$87,500	$87,500
Audit-Related Fees	$0	N/A
Tax Fees	$21,000	$21,000
All Other Fees	$0	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 08/31/2022	FYE 08/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 08/31/2022	FYE 08/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	November 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	November 3, 2022

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	November 3, 2022

* Print the name and title of each signing officer under his or her signature.